INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 342,860	$ 336,803
Offsetting presentation	(336,819)	(330,736)
Net Effect	6,041	6,067	$ 4,635
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,042	5,749
Accrued Liabilities [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,107	7,182
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	22,026	20,378
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	24,397	16,609
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	14,193	20,169
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	79,765	68,390
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	126,405	133,221
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,964	12,460
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	7,905	6,631
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,427	4,349
Intangible revaluation difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	3,713	6,044
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	20,898	19,460
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 20,018	$ 16,161